Supplement dated May 14, 2007
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds III dated June 12, 2006
Class A, B and C shares
Related Performance Information

Historical Performance of Corresponding GMO Portfolios
The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund", and collectively, the "Funds"), each a series of John Hancock Funds III ("JHFIII") commenced operations on June 12, 2006, and have no performance information to present in the prospectus. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The Class A, B and C shares of the Funds have front-end or deferred sales charges. The Class III shares of the corresponding GMO Funds do not have such charges. The other expenses of the Class A, B and C shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any sales charges, fees or fund expenses. As indicated above, past performance does not indicate future results.

GM0PA 5/07

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

GMO U.S. Growth Fund Class III,
total returns:
Best quarter: Q4 `98, 27.46%
Worst quarter: Q1 `01, -21.46%

Index (reflects no fees or taxes)

Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Growth Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647

--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                         29.35%
1998                                                         37.30%
1999                                                         39.04%
2000                                                        -12.21%
2001                                                        -20.60%
2002                                                        -22.58%
2003                                                         28.58%
2004                                                          5.09%
2005                                                          4.37%
2006                                                          2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
Class III                    1.22%     3.22%     2.60%     6.74%
------------------------------------------------------------------
Russell 1000 Growth Index    7.06%     7.01%     3.48%     5.51%

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 `99, 26.98%
Worst quarter: Q3 `01, -24.62%

Index (reflects no fees or taxes)

Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007:
$24,916,305

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                         24.69%
1998                                                          5.79%
1999                                                         30.38%
2000                                                        -10.36%
2001                                                        -13.27%
2002                                                        -17.62%
2003                                                         47.09%
2004                                                         14.41%
2005                                                         10.44%
2006                                                          7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
Class III                    1.22%     10.11%    10.46%    9.12%
------------------------------------------------------------------
Russell 2500 Growth Index    4.44%     11.12%    9.13%     8.43%

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

GMO International Core Equity Fund Class III, total returns:
Best quarter: Q2 `03, 18.96%
Worst quarter: Q3 `02, -16.08%

Index (reflects no fees or taxes)

MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)
****

Overall rating for GMO International Core Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO International Core Equity Fund as of March 31, 2007:
$926,422,022

--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2003                                               37.67%
2004                                               22.39%
2005                                               14.55%
2006                                               24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                     Since
                   1 year    3 year    5 year    inception*
Class III          18.53%    19.79%    18.08%     19.10%
----------------------------------------------------------
MSCI EAFE Index    20.20%    19.83%    15.78%     16.51%

*Fund inception date: 1/29/02.

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

GMO International Growth Equity Fund Class III, total returns:
Best quarter: Q2 `03, 16.54%
Worst quarter: Q3 `02, -16.44%

Index (reflects no fees or taxes)

S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)
****

Overall rating for GMO International Growth Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO International Growth Equity Fund as of March 31, 2007:
$1,002,942,150

--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2002                                                                   -10.52%
2003                                                                    30.40%
2004                                                                    20.03%
2005                                                                    13.13%
2006                                                                    24.07%

--------------------------------------------------------------------------------
GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                          Since
                                       1 year    3 year     5 year    inception*
Class III                              17.20%    18.55%     15.16%     14.67%
--------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style    17.01%    17.96%     13.74%     12.72%
Index

*Fund inception date: 11/30/01.

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 `03, 19.25%
Worst quarter: Q3 `02, -17.34%

Index (reflects no fees or taxes)

Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2000                                                       10.67%
2001                                                        3.31%
2002                                                      -15.75%
2003                                                       29.68%
2004                                                       12.76%
2005                                                        5.98%
2006                                                       13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                              Since
                            1 year    3 year    5 year    inception*
Class III                   10.19%    9.59%     7.42%      7.08%
--------------------------------------------------------------------
Russell 1000 Value Index    16.83%    14.42%    10.25%     6.98%

*Fund inception date: 8/2/99.

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

GMO U.S.Core Equity Fund Class III,
total returns:
Best quarter: Q4 `98, 19.49%
Worst quarter: Q3 `02, -17.14%

Index (reflects no fees or taxes)

Standard & Poor's ("S&P") 500 Index --an index of large capitalization U.S. stocks, independently maintained and published by S&P.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                             35.10%
1998                                             24.69%
1999                                             18.59%
2000                                              0.30%
2001                                             -7.68%
2002                                            -19.67%
2003                                             26.61%
2004                                              9.80%
2005                                              3.41%
2006                                              9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                 1 year    3 year    5 year    10 year
Class III        6.61%     6.97%     4.64%     8.64%
------------------------------------------------------
S&P 500 Index    11.83%    10.06%    6.27%     8.20%

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 `03, 23.22%
Worst quarter: Q3 `02, -19.71%

Index (reflects no fees or taxes)

Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class A, B and C shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007:
$57,763,407

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                        29.72%
1998                                                         0.03%
1999                                                         2.95%
2000                                                        19.01%
2001                                                         9.91%
2002                                                       -11.48%
2003                                                        45.26%
2004                                                        20.80%
2005                                                         8.03%
2006                                                        10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                            1 year    3 year    5 year    10 year
Class III                   5.44%     11.58%    11.66%    12.87%
-----------------------------------------------------------------
Russell 2500 Value Index    12.15%    15.19%    14.33%    13.95%

Supplement dated May 14, 2007
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds III dated June 12, 2006
Class I shares
Related Performance Information

Historical Performance of Corresponding GMO Portfolios
The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund", and collectively, the "Funds"), each a series of John Hancock Funds III ("JHFIII") commenced operations on June 12, 2006, and have no performance information to present in the prospectus. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The expenses of the Class I shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class I shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for any fees or fund expenses. As indicated above, past performance does not indicate future results.

GMIPA 5/07

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

GMO U.S. Growth Fund Class III,
total returns:
Best quarter: Q4 `98, 27.46%
Worst quarter: Q1 `01, -21.46%

Index (reflects no fees or taxes)

Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Growth Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647

--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATI0N OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                         29.35%
1998                                                         37.30%
1999                                                         39.04%
2000                                                        -12.21%
2001                                                        -20.60%
2002                                                        -22.58%
2003                                                         28.58%
2004                                                          5.09%
2005                                                          4.37%
2006                                                          2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
Class III                    1.22%     3.22%     2.60%     6.74%
------------------------------------------------------------------
Russell 1000 Growth Index    7.06%     7.01%     3.48%     5.51%

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 `99, 26.98%
Worst quarter: Q3 `01, -24.62%

Index (reflects no fees or taxes)

Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap
Growth Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007:
$24,916,305

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATI0N OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                         24.69%
1998                                                          5.79%
1999                                                         30.38%
2000                                                        -10.36%
2001                                                        -13.27%
2002                                                        -17.62%
2003                                                         47.09%
2004                                                         14.41%
2005                                                         10.44%
2006                                                          7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
Class III                    1.22%     10.11%    10.46%    9.12%
------------------------------------------------------------------
Russell 2500 Growth Index    4.44%     11.12%    9.13%     8.43%

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

GMO International Core Equity Fund Class III, total returns:
Best quarter: Q2 `03, 18.96%
Worst quarter: Q3 `02, -16.08%

Index (reflects no fees or taxes)

MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)
****

Overall rating for GMO International Core Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO International Core Equity Fund as of March 31, 2007:
$926,422,022

--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATI0N OF A BAR CHART IN THE PRINTED MATERIAL]

2003                                                         37.67%
2004                                                         22.39%
2005                                                         14.55%
2006                                                         24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                               Since
                             1 year    3 year    5 year    inception*
Class III                    18.53%    19.79%    18.08%     19.10%
---------------------------------------------------------------------
MSCI EAFE Index              20.20%    19.83%    15.78%     16.51%

*Fund inception date: 1/29/02.

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

GMO International Growth Equity Fund
Class III, total returns:
Best quarter: Q2 `03, 16.54%
Worst quarter: Q3 `02, -16.44%

Index (reflects no fees or taxes)

S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)
****

Overall rating for GMO International Growth Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO International Growth Equity Fund as of March 31, 2007:
$1,002,942,150

--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATI0N OF A BAR CHART IN THE PRINTED MATERIAL]

2002                                                                   -10.52%
2003                                                                    30.40%
2004                                                                    20.03%
2005                                                                    13.13%
2006                                                                    24.07%

--------------------------------------------------------------------------------
GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                          Since
                                       1 year    3 year    5 year     inception*
Class III                              17.20%    18.55%    15.16%      14.67%
--------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style    17.01%    17.96%    13.74%      12.72%
Index

*Fund inception date: 11/30/01.

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 `03, 19.25%
Worst quarter: Q3 `02, -17.34%

Index (reflects no fees or taxes)

Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATI0N OF A BAR CHART IN THE PRINTED MATERIAL]

2000                                                       10.67%
2001                                                        3.31%
2002                                                      -15.75%
2003                                                       29.68%
2004                                                       12.76%
2005                                                        5.98%
2006                                                       13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                              Since
                            1 year    3 year    5 year    inception*
Class III                   10.19%    9.59%     7.42%      7.08%
--------------------------------------------------------------------
Russell 1000 Value Index    16.83%    14.42%    10.25%     6.98%

*Fund inception date: 8/2/99.

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

GMO U.S.Core Equity Fund Class III,
total returns:
Best quarter: Q4 `98, 19.49%
Worst quarter: Q3 `02, -17.14%

Index (reflects no fees or taxes)

Standard & Poor's ("S&P") 500 Index -- an index of large capitalization U.S. stocks, independently maintained and published by S&P.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATI0N OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                             35.10%
1998                                             24.69%
1999                                             18.59%
2000                                              0.30%
2001                                             -7.68%
2002                                            -19.67%
2003                                             26.61%
2004                                              9.80%
2005                                              3.41%
2006                                              9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                 1 year    3 year    5 year    10 year
Class III        6.61%     6.97%     4.64%     8.64%
------------------------------------------------------
S&P 500 Index    11.83%    10.06%    6.27%     8.20%

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 `03, 23.22%
Worst quarter: Q3 `02, -19.71%

Index (reflects no fees or taxes)

Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class I shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class I shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class I shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007:
$57,763,407

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATI0N OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                        29.72%
1998                                                         0.03%
1999                                                         2.95%
2000                                                        19.01%
2001                                                         9.91%
2002                                                       -11.48%
2003                                                        45.26%
2004                                                        20.80%
2005                                                         8.03%
2006                                                        10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                            1 year    3 year    5 year    10 year
Class III                   5.44%     11.58%    11.66%    12.87%
-----------------------------------------------------------------
Russell 2500 Value Index    12.15%    15.19%    14.33%    13.95%

Supplement dated May 14, 2007
--------------------------------------------------------------------------------
Appendix to Prospectus of John Hancock Funds III dated June 12, 2006
Class R1 shares
Related Performance Information

Historical Performance of Corresponding GMO Portfolios
The Growth Fund, Growth Opportunities Fund, International Core Fund, International Growth Fund, Intrinsic Value Fund, U.S. Core Fund and Value Opportunities Fund (each, a "Fund", and collectively, the "Funds"), each a series of John Hancock Funds III ("JHFIII") commenced operations on June 12, 2006, and have no performance information to present in the prospectus. Each Fund is modeled after a fund of GMO Trust ("GMO") (each, a "GMO Fund"). Each Fund is subadvised by the investment adviser to its corresponding GMO Fund and has the same portfolio manager(s) and substantially the same investment objective, policies and restrictions as its corresponding GMO Fund. The Funds are managed through a "manager of manager" structure whereas the GMO Funds are directly managed by GMO.

This Appendix presents historical performance information for the corresponding GMO Funds. Because of the similarities between each Fund and its corresponding GMO Fund as described above, this information may help provide an indication of the Fund's risks by showing how a similar fund has performed historically. The performance of a GMO Fund, however, does not represent, and is not a substitute for, the performance of its corresponding Fund, and you should not assume that a Fund will have the same future performance as its corresponding GMO Fund. The future performance of a Fund may be greater or less than the performance of its corresponding GMO Fund due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Class III shares of each GMO Fund that corresponds to a Fund. The date the Class III shares of each GMO Fund commenced operations varies. The bar chart shows how each GMO Fund's total return has varied from year to year, while the table shows performance of its Class III shares over time (as compared with a broad-based market index for reference). All figures assume dividend reinvestment. The performance shown in the bar charts and tables would also be lower if the adviser to the GMO Funds had not reimbursed certain expenses of those funds during the periods shown.

The other expenses of the Class R1 shares of the Funds, including their Rule 12b-1 fees, are higher than the expenses of the Class III shares of the corresponding GMO Funds. The performance shown in the bar charts and tables for the Class III shares of the GMO Funds would be lower if adjusted to reflect the higher expenses of the Class R1 shares of the Funds. An index is unmanaged and it is not possible to invest directly in an index. As such, year-by-year index figures do not account for fees or fund expenses. As indicated above, past performance does not indicate future results.

GMRPA 5/07

GMO Fund: GMO U.S. Growth Fund

Ticker: GMGWX
Corresponding to: Growth Fund

GMO U.S. Growth Fund Class III,
total returns:
Best quarter: Q4 `98, 27.46%
Worst quarter: Q1 `01, -21.46%

Index (reflects no fees or taxes)

Russell 1000 Growth Index -- measures the performance of those stocks included in the Russell 1000 Index with higher price/book ratios and higher forecasted growth values. The Russell 1000 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Growth Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Growth Fund was rated 2 stars out of 1,390, 3 stars out of 1,118 and 3 stars out of 454 large growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Growth Fund as of March 31, 2007: $204,848,647

--------------------------------------------------------------------------------
GMO U.S. Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                         29.35%
1998                                                         37.30%
1999                                                         39.04%
2000                                                        -12.21%
2001                                                        -20.60%
2002                                                        -22.58%
2003                                                         28.58%
2004                                                          5.09%
2005                                                          4.37%
2006                                                          2.38%

--------------------------------------------------------------------------------
GMO U.S. Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
Class III                    1.22%     3.22%     2.60%     6.74%
------------------------------------------------------------------
Russell 1000 Growth Index    7.06%     7.01%     3.48%     5.51%

GMO Fund: GMO U.S. Small/Mid Cap Growth Fund

Ticker: GMSPX
Corresponding to: Growth Opportunities Fund

GMO U.S. Small/Mid Cap Growth Fund Class III, total returns:
Best quarter: Q4 `99, 26.98%
Worst quarter: Q3 `01, -24.62%

Index (reflects no fees or taxes)

Russell 2500 Growth Index -- measures the performance of those stocks included in the Russell 2500 Index with higher price/book ratios and higher forecasted growth values. The Russell 2500 Growth Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Growth Fund was rated 3 stars out of 829, 4 stars out of 679 and 3 stars out of 274 mid-cap growth funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Growth Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Growth Fund as of March 31, 2007:
$24,916,305

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                         24.69%
1998                                                          5.79%
1999                                                         30.38%
2000                                                        -10.36%
2001                                                        -13.27%
2002                                                        -17.62%
2003                                                         47.09%
2004                                                         14.41%
2005                                                         10.44%
2006                                                          7.14%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Growth Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                             1 year    3 year    5 year    10 year
Class III                    1.22%     10.11%    10.46%    9.12%
------------------------------------------------------------------
Russell 2500 Growth Index    4.44%     11.12%    9.13%     8.43%

GMO Fund: GMO International Core Equity Fund

Ticker: GMIEX
Corresponding to: International Core Fund

GMO International Core Equity Fund Class III, total returns:
Best quarter: Q2 `03, 18.96%
Worst quarter: Q3 `02, -16.08%

Index (reflects no fees or taxes)

MSCI EAFE Index (Europe, Australasia, and Far East) -- a large capitalization international stock index that is independently maintained and published by Morgan Stanley Capital International.

MORNINGSTAR RATING(TM)
****

Overall rating for GMO International Core Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Core Equity Fund was rated 3 stars out of 178 and 4 stars out of 153 foreign large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the International Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO International Core Equity Fund as of March 31, 2007:
$926,422,022

--------------------------------------------------------------------------------
GMO International Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2003                                               37.67%
2004                                               22.39%
2005                                               14.55%
2006                                               24.78%

--------------------------------------------------------------------------------
GMO International Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                     Since
                   1 year    3 year    5 year    inception*
Class III          18.53%    19.79%    18.08%     19.10%
--------------------------------------------------------
MSCI EAFE Index    20.20%    19.83%    15.78%     16.51%

*Fund inception date: 1/29/02.

GMO Fund: GMO International Growth Equity Fund

Ticker: GMIGX
Corresponding to: International Growth Fund

GMO International Growth Equity Fund
Class III, total returns:
Best quarter: Q2 `03, 16.54%
Worst quarter: Q3 `02, -16.44%

Index (reflects no fees or taxes)

S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index -- an independently maintained and published index composed of those stocks in the EPAC regions of the PMI that have a growth style. The PMI is the large-capitalization stock component of the S&P/Citigroup Broad Market Index ("BMI") (which includes listed shares of companies from developed and emerging market countries with a total available (float) market capitalization of at least the local equivalent of $100 million), representing the top 80% of available (float) capital of the BMI in each country.

MORNINGSTAR RATING(TM)
****

Overall rating for GMO International Growth Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO International Growth Equity Fund was rated 3 stars out of 546 and 4 stars out of 446 foreign large blend funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the International Growth Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO International Growth Equity Fund as of March 31, 2007:
$1,002,942,150

--------------------------------------------------------------------------------
GMO International Growth Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2002                                                                  -10.52%
2003                                                                   30.40%
2004                                                                   20.03%
2005                                                                   13.13%
2006                                                                   24.07%

--------------------------------------------------------------------------------
GMO International Growth Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                                         Since
                                       1 year    3 year    5 year    inception*
Class III                              17.20%    18.55%    15.16%     14.67%
-------------------------------------------------------------------------------
S&P/Citigroup PMI EPAC Growth Style    17.01%    17.96%    13.74%     12.72%
Index

*Fund inception date: 11/30/01.

GMO Fund: GMO U.S. Intrinsic Value Fund

Ticker: GMVUX
Corresponding to: Intrinsic Value Fund

GMO U.S. Intrinsic Value Fund Class III, total returns:
Best quarter: Q2 `03, 19.25%
Worst quarter: Q3 `02, -17.34%

Index (reflects no fees or taxes)

Russell 1000 Value Index -- measures the performance of those stocks included in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Intrinsic Value Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Intrinsic Value Fund was rated 2 stars out of 1,100 and 3 stars out of 829 large value funds for the 3-year and 5-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Intrinsic Value Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Intrinsic Value Fund as of March 31, 2007: $36,000,699

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

2000                                                       10.67%
2001                                                        3.31%
2002                                                      -15.75%
2003                                                       29.68%
2004                                                       12.76%
2005                                                        5.98%
2006                                                       13.50%

--------------------------------------------------------------------------------
GMO U.S. Intrinsic Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                                                              Since
                            1 year    3 year    5 year    inception*
Class III                   10.19%    9.59%     7.42%      7.08%
----------------------------------------------------------------
Russell 1000 Value Index    16.83%    14.42%    10.25%     6.98%

*Fund inception date: 8/2/99.

GMO Fund: GMO U.S. Core Equity Fund

Ticker: GMUEX
Corresponding to: U.S. Core Fund

GMO U.S.Core Equity Fund Class III,
total returns:
Best quarter: Q4 `98, 19.49%
Worst quarter: Q3 `02, -17.14%

Index (reflects no fees or taxes)

Standard & Poor's ("S&P") 500 Index --an index of large capitalization U.S. stocks, independently maintained and published by S&P.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Core Equity Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Core Equity Fund was rated 2 stars out of 1,589, 2 stars out of 1,249 and 4 stars out of 530 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the U.S. Core Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Core Equity Fund as of March 31, 2007: $1,786,012,807

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                             35.10%
1998                                             24.69%
1999                                             18.59%
2000                                              0.30%
2001                                             -7.68%
2002                                            -19.67%
2003                                             26.61%
2004                                              9.80%
2005                                              3.41%
2006                                              9.57%

--------------------------------------------------------------------------------
GMO U.S. Core Equity Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                 1 year    3 year    5 year    10 year
Class III        6.61%     6.97%     4.64%     8.64%
------------------------------------------------------
S&P 500 Index    11.83%    10.06%    6.27%     8.20%

GMO Fund: GMO U.S. Small/Mid Cap Value Fund

Ticker: GMSUX
Corresponding to: Value Opportunities Fund

GMO U.S. Small/Mid Cap Value Fund Class III, total returns:
Best quarter: Q2 `03, 23.22%
Worst quarter: Q3 `02, -19.71%

Index (reflects no fees or taxes)

Russell 2500 Value Index -- measures the performance of those stocks included in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Value Index is independently maintained and published by the Frank Russell Company.

MORNINGSTAR RATING(TM)
***

Overall rating for GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The GMO U.S. Small/Mid Cap Value Fund was rated 2 stars out of 276, 2 stars out of 204 and 3 stars out of 55 mid-cap value funds for the 3-, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R1 shares of the Value Opportunities Fund currently do not have a Morningstar rating. Any future ratings assigned to Class R1 shares of a Fund may be different from the Morningstar Rating(TM) for the Class III shares of the corresponding GMO Fund because such ratings will reflect, among other things, the different expenses of the Class R1 shares of the Fund.

Net assets of GMO U.S. Small/Mid Cap Value Fund as of March 31, 2007:
$57,763,407

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund Class III calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A BAR CHART IN THE PRINTED MATERIAL]

1997                                                        29.72%
1998                                                         0.03%
1999                                                         2.95%
2000                                                        19.01%
2001                                                         9.91%
2002                                                       -11.48%
2003                                                        45.26%
2004                                                        20.80%
2005                                                         8.03%
2006                                                        10.86%

--------------------------------------------------------------------------------
GMO U.S. Small/Mid Cap Value Fund average annual total returns for periods ended 3-31-07
--------------------------------------------------------------------------------

                            1 year    3 year    5 year    10 year
Class III                   5.44%     11.58%    11.66%    12.87%
-----------------------------------------------------------------
Russell 2500 Value Index    12.15%    15.19%    14.33%    13.95%